Related party transactions (Details) $ in Millions		1 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) equityInstrument	Mar. 31, 2025 equityInstrument	Jun. 30, 2025 USD ($) equityInstrument shares	Dec. 31, 2024 USD ($)
Compensation of key management personnel
Numbers of stock options granted in the year (in shares) | equityInstrument		593,475	21,469	593,475
Performance stock units (PSUs)
Compensation of key management personnel
Numbers of performance units granted in the year (in shares)	30,360
Senior management
Compensation of key management personnel
Numbers of stock options granted in the year (in shares)				73,091
Senior management | Performance stock units (PSUs)
Compensation of key management personnel
Numbers of performance units granted in the year (in shares)				24,742
Non-executive director | Restricted stock units (RSUs)
Compensation of key management personnel
Numbers of performance units granted in the year (in shares)				5,624
Onco Verity Inc. joint venture
Compensation of key management personnel
Contractual capital commitments | $	$ 6.5	$ 6.5		$ 6.5	$ 7.0